UNITED SPIRITS, INC (Details Narrative)	Jul. 26, 2021 USD ($)
UNITED SPIRITS, INC (Details Narrative)
Shares issued and outstanding in exchange for a purchase price	$ 1,000,000
Percentage of shares issued and outstanding acquired	100.00%